Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	September 30, 2019	December 31, 2018
	€m	€m
Cash and cash equivalents	721.4	327.5
Restricted cash	0.1	0.1
Cash and cash equivalents	721.5	327.6